Income Tax - Schedule of Reconciliations of the Differences Between Statutory Income Tax Rates (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Reconciliations of the Differences Between Statutory Income Tax Rates [Abstract]
Loss before income tax expense	¥ 42,710,481	$ 5,962,152	¥ (32,703,851)	¥ (6,119,023)	¥ (149,847,421)	$ (20,529,014)	¥ (156,970,922)	¥ (119,132,855)
PRC statutory tax rate					25.00%	25.00%	25.00%	25.00%
Income taxes benefit computed at the statutory income tax rates					¥ (37,461,855)		¥ (39,242,730)	¥ (29,783,214)
Effect of income tax rate difference in other jurisdictions					27,459,104		26,893,417	26,845,174
Non-deductible expenses					1,575,644		3,454,770	44,471,710
Non-taxable income								(19,374,945)
Small-scale and low-profit enterprises tax benefit								(1,037,984)
Change in valuation allowance on deferred tax assets					15,570,760		13,899,309	(18,004,988)
Total	¥ 5,576,837	$ 778,496	¥ 4,042,618	¥ 2,834,095	¥ 7,143,653	$ 978,676	¥ 5,004,766	¥ 3,115,753